Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Sales revenue	$ 0	$ 36,162	$ 66,849	$ 119,325
Cost of goods sold	0	24,260	24,260	47,823
Gross Margin	0	11,902	42,589	71,502
Operating Expenses:
Stock-based compensation expense	88,125	375,967	697,523	904,125
Professional fees	57,775	100,186	369,212	207,892
Salary and wages expense	42,000	89,524	230,176	491,223
General and administrative	68,947	39,375	347,514	231,033
Total Operating Expenses	256,847	605,052	1,644,425	1,834,273
Loss from Operations	(256,847)	(593,150)	(1,601,836)	(1,762,771)
Other expense:
Interest expense	(8,262)	(7,825)	(46,094)	(6,344)
Interest expense - debt discount and loan financing fees	(295,194)	(92,500)	(612,679)	(85,250)
Penalties			(78,771)
Impairment loss on investment			(1,049,475)	(1,846,515)
Loss on issuance of convertible debt	(2,040,371)	(10,772)	(1,214,985)	(152,966)
Gain on forgiveness of debt			15,000
Loss on fixed asset and intangible assets			(258,766)
Loss on investment				(4,010)
Total other expense	(2,343,827)	(111,097)	(3,245,770)	(2,095,085)
Loss before provision for income taxes	(2,600,674)	(704,247)	(4,847,606)	(3,857,856)
Provision for income taxes	0	0	0	0
Net loss	$ (2,600,674)	$ (704,247)	$ (4,847,606)	$ (3,857,856)
Basic and diluted loss per common share	$ 0.00	$ (0.03)	$ (0.22)	$ (0.31)
Weighted average number of common shares outstanding	894,598,487	21,547,659	21,993,441	12,563,717